Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-cash investing and financing activities
Purchases of intangible assets in trade payables - related parties and accrued expenses - related parties	$ 129,478	$ 74,781	$ 357,760
Initial recognition of ROU assets and lease liabilities	54,569		13,039
Purchases of property, plant and equipment in trade payables	19,230	47,156	18,611
Prepaid assets and warrant liabilities assumed upon closing of the merger with GGI	0	$ 57,040	$ 0
Investment in Polestar Technology	$ 29,400